Business Acquisitions (Details) - Schedule of assets acquired and liabilities (Parentheticals)	Jun. 30, 2022 USD ($)
GearBubble Tech, Inc. [Member]
Business Acquisitions (Details) - Schedule of assets acquired and liabilities (Parentheticals) [Line Items]
Cash	$ 1,161,476